LVIP Macquarie Wealth Builder Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–52.06%
U.S. MARKETS–50.17%
Aerospace & Defense–0.63%
Lockheed Martin Corp.	349	$174,224
Northrop Grumman Corp.	1,005	612,367
		786,591
Air Freight & Logistics–0.27%
United Parcel Service, Inc. Class B	4,014	335,289
		335,289
Banks–3.48%
Bank of America Corp.	14,328	739,182
Citizens Financial Group, Inc.	12,570	668,221
Fifth Third Bancorp	5,740	255,717
Huntington Bancshares, Inc.	22,182	383,083
JPMorgan Chase & Co.	181	57,093
KeyCorp	28,458	531,880
PNC Financial Services Group, Inc.	1,445	290,344
Regions Financial Corp.	5,998	158,167
Truist Financial Corp.	14,183	648,447
Wells Fargo & Co.	7,300	611,886
		4,344,020
Biotechnology–1.17%
AbbVie, Inc.	3,781	875,453
Gilead Sciences, Inc.	5,318	590,298
		1,465,751
Broadline Retail–0.27%
eBay, Inc.	3,664	333,241
		333,241
Building Products–0.35%
Masco Corp.	6,172	434,447
		434,447
Capital Markets–2.79%
Ameriprise Financial, Inc.	863	423,949
Artisan Partners Asset Management, Inc. Class A	4,147	179,980
Bank of New York Mellon Corp.	6,251	681,109
Blackrock, Inc.	545	635,399
Blackstone, Inc.	2,952	504,349
Charles Schwab Corp.	7,100	677,837
State Street Corp.	3,319	385,037
		3,487,660
Chemicals–1.11%
Dow, Inc.	7,652	175,460
DuPont de Nemours, Inc.	8,033	625,771
PPG Industries, Inc.	5,600	588,616
		1,389,847
Communications Equipment–0.97%
Cisco Systems, Inc.	17,743	1,213,976
		1,213,976
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Consumer Finance–0.47%
Synchrony Financial	8,291	$589,076
		589,076
Containers & Packaging–0.15%
Amcor PLC	22,404	183,265
		183,265
Distributors–0.54%
Genuine Parts Co.	4,849	672,071
		672,071
Diversified Telecommunication Services–0.97%
AT&T, Inc.	22,795	643,731
Verizon Communications, Inc.	13,034	572,844
		1,216,575
Electric Utilities–0.78%
Duke Energy Corp.	4,732	585,585
Edison International	7,058	390,166
		975,751
Electronic Equipment, Instruments & Components–0.93%
CDW Corp.	3,295	524,827
†Teledyne Technologies, Inc.	1,094	641,128
		1,165,955
Entertainment–0.64%
Electronic Arts, Inc.	3,953	797,320
		797,320
Financial Services–0.79%
Corebridge Financial, Inc.	14,568	466,904
Fidelity National Information Services, Inc.	7,341	484,066
Pluxee NV	2,073	36,775
		987,745
Food Products–0.81%
Cal-Maine Foods, Inc.	3,798	357,392
Hershey Co.	3,500	654,675
		1,012,067
Ground Transportation–0.55%
CSX Corp.	19,316	685,911
		685,911
Health Care Equipment & Supplies–0.15%
Coloplast AS Class B	1,011	86,343
Smith & Nephew PLC	5,617	101,039
		187,382
Health Care Providers & Services–1.69%
Cardinal Health, Inc.	3,201	502,429
Cencora, Inc.	1,760	550,053
Cigna Group	1,703	490,890
McKesson Corp.	731	564,726
		2,108,098
LVIP Macquarie Wealth Builder Fund–1

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Hotels, Restaurants & Leisure–0.67%
Amadeus IT Group SA	1,395	$110,552
Booking Holdings, Inc.	97	523,729
Starbucks Corp.	2,395	202,617
		836,898
Household Durables–0.40%
PulteGroup, Inc.	3,818	504,472
		504,472
Industrial REITs–0.51%
Prologis, Inc.	5,600	641,312
		641,312
Insurance–2.63%
American Financial Group, Inc.	3,507	511,040
Fidelity National Financial, Inc.	6,588	398,508
Marsh & McLennan Cos., Inc.	3,020	608,621
MetLife, Inc.	6,145	506,164
Principal Financial Group, Inc.	5,506	456,503
Prudential Financial, Inc.	1,695	175,839
Travelers Cos., Inc.	2,238	624,894
		3,281,569
Interactive Media & Services–2.42%
Alphabet, Inc. Class A	6,073	1,476,346
Alphabet, Inc. Class C	1,949	474,679
Meta Platforms, Inc. Class A	1,471	1,080,273
		3,031,298
IT Services–0.24%
Accenture PLC Class A	1,219	300,605
		300,605
Life Sciences Tools & Services–0.52%
Thermo Fisher Scientific, Inc.	1,350	654,777
		654,777
Machinery–1.09%
Dover Corp.	3,343	557,713
Otis Worldwide Corp.	2,892	264,415
REV Group, Inc.	9,571	542,389
		1,364,517
Media–0.06%
Interpublic Group of Cos., Inc.	2,701	75,385
		75,385
Oil, Gas & Consumable Fuels–2.00%
Chevron Corp.	5,419	841,516
EOG Resources, Inc.	832	93,284
Expand Energy Corp.	2,003	212,799
Exxon Mobil Corp.	11,976	1,350,294
		2,497,893
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Personal Care Products–0.35%
Kenvue, Inc.	26,900	$436,587
		436,587
Pharmaceuticals–2.44%
Bristol-Myers Squibb Co.	9,396	423,760
Johnson & Johnson	3,384	627,461
Merck & Co., Inc.	12,583	1,056,091
Novo Nordisk AS Class B	1,503	81,473
Pfizer, Inc.	19,862	506,084
SIGA Technologies, Inc.	39,366	360,199
		3,055,068
Professional Services–0.84%
Jacobs Solutions, Inc.	4,140	620,420
Paychex, Inc.	3,379	428,322
		1,048,742
Residential REITs–0.43%
Equity Residential	8,341	539,913
		539,913
Semiconductors & Semiconductor Equipment–6.95%
Analog Devices, Inc.	2,865	703,930
Applied Materials, Inc.	1,982	405,795
Broadcom, Inc.	3,935	1,298,196
Lam Research Corp.	5,488	734,843
Micron Technology, Inc.	3,185	532,914
Monolithic Power Systems, Inc.	551	507,273
NVIDIA Corp.	21,219	3,959,041
QUALCOMM, Inc.	3,307	550,153
		8,692,145
Software–2.27%
Microsoft Corp.	5,473	2,834,740
		2,834,740
Specialty Retail–2.01%
Best Buy Co., Inc.	5,428	410,465
Buckle, Inc.	1,330	78,018
Home Depot, Inc.	679	275,124
Lowe's Cos., Inc.	2,565	644,610
Ross Stores, Inc.	2,898	441,626
TJX Cos., Inc.	4,548	657,368
		2,507,211
Technology Hardware, Storage & Peripherals–3.81%
Apple, Inc.	9,716	2,473,985
Dell Technologies, Inc. Class C	3,476	492,793
HP, Inc.	13,422	365,481
NetApp, Inc.	4,290	508,193
Seagate Technology Holdings PLC	3,924	926,300
		4,766,752
Textiles, Apparel & Luxury Goods–0.51%
NIKE, Inc. Class B	9,175	639,773
		639,773
LVIP Macquarie Wealth Builder Fund–2

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
U.S. MARKETS (continued)
Tobacco–0.51%
Philip Morris International, Inc.	3,905	$633,391
		633,391
Total U.S. Markets (Cost $40,481,921)		62,715,086
§DEVELOPED MARKETS–1.89%
Air Freight & Logistics–0.05%
DSV AS	325	64,637
		64,637
Beverages–0.15%
Anheuser-Busch InBev SA	1,403	83,677
Asahi Group Holdings Ltd.	1,700	20,410
Diageo PLC	3,351	80,018
		184,105
Chemicals–0.06%
Air Liquide SA	377	78,281
		78,281
Commercial Services & Supplies–0.09%
Securitas AB Class B	7,038	105,857
		105,857
Consumer Staples Distribution & Retail–0.08%
Koninklijke Ahold Delhaize NV	1,848	74,744
Seven & i Holdings Co. Ltd.	1,700	22,888
		97,632
Food Products–0.03%
Nestle SA	443	40,663
		40,663
Hotels, Restaurants & Leisure–0.07%
Sodexo SA	1,343	84,435
		84,435
Machinery–0.18%
Atlas Copco AB Class B	2,502	37,459
Knorr-Bremse AG	434	40,687
Kone OYJ Class B	1,022	69,593
Makita Corp.	2,300	74,746
		222,485
Media–0.03%
Publicis Groupe SA	428	41,044
		41,044
Personal Care Products–0.09%
Kao Corp.	1,600	69,795
Unilever PLC	806	47,695
		117,490
Pharmaceuticals–0.08%
Roche Holding AG	286	93,375
		93,375
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
§DEVELOPED MARKETS (continued)
Professional Services–0.12%
Intertek Group PLC	1,097	$69,666
Wolters Kluwer NV	607	82,774
		152,440
Semiconductors & Semiconductor Equipment–0.08%
ASML Holding NV	103	100,140
		100,140
Software–0.09%
SAP SE	421	112,645
		112,645
Specialty Retail–0.03%
H & M Hennes & Mauritz AB Class B	2,294	42,703
		42,703
Textiles, Apparel & Luxury Goods–0.14%
adidas AG	204	42,967
Kering SA	144	47,769
LVMH Moet Hennessy Louis Vuitton SE	135	82,498
		173,234
Tobacco–0.50%
Altria Group, Inc.	9,448	624,135
		624,135
Wireless Telecommunication Services–0.02%
KDDI Corp.	1,800	28,731
		28,731
Total Developed Markets (Cost $1,765,393)		2,364,032
Total Common Stock (Cost $42,247,314)		65,079,118
PREFERRED STOCK–0.06%
Henkel AG & Co. KGaA 2.97%	919	74,124
Total Preferred Stock (Cost $73,044)		74,124

	Principal Amount°
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.88%
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2023-HQA3 Class A1 6.21% (30 day USD SOFR Average + 1.85%) 11/25/43	132,975	134,483
Series 2024-DNA3 Class M2 5.81% (30 day USD SOFR Average + 1.45%) 10/25/44	240,000	240,214
Series 2025-DNA2 Class M2 5.86% (30 day USD SOFR Average + 1.50%) 5/25/45	35,000	35,023
Series 2025-DNA3 Class M2 5.87% (30 day USD SOFR Average + 1.50%) 9/25/45	50,000	50,031
LVIP Macquarie Wealth Builder Fund–3

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2023-R08 Class 1M1 5.86% (30 day USD SOFR Average + 1.50%) 10/25/43	224,100	$224,900
Series 2025-R01 Class 1M2 5.86% (30 day USD SOFR Average + 1.50%) 1/25/45	30,000	30,044
Series 2025-R02 Class 1M2 5.96% (30 day USD SOFR Average + 1.60%) 2/25/45	180,000	180,388
Series 2025-R03 Class 2M1 5.96% (30 day USD SOFR Average + 1.60%) 3/25/45	40,776	41,010
Series 2025-R04 Class 1M2 5.86% (30 day USD SOFR Average + 1.50%) 5/25/45	120,000	119,999
Series 2025-R05 Class 2M2 5.96% (30 day USD SOFR Average + 1.60%) 7/25/45	50,000	50,082
Federal National Mortgage Association Grantor Trust Series 2001-T7 Class A1 7.50% 2/25/41	12	12
Total Agency Collateralized Mortgage Obligations (Cost $1,102,862)		1,106,186
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.33%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
♦Series K144 Class A2 2.45% 4/25/32	250,000	225,078
♦•Series K-150 Class A2 3.71% 9/25/32	100,000	96,354
♦Series K753 Class A2 4.40% 10/25/30	60,000	60,844
•FREMF Mortgage Trust Series 2017-K71 Class B 3.88% 11/25/50	35,000	34,350
Total Agency Commercial Mortgage-Backed Securities (Cost $410,688)		416,626
AGENCY MORTGAGE-BACKED SECURITIES–14.33%
Federal Home Loan Mortgage Corp.
2.00% 8/1/42	131,899	113,956
2.50% 6/1/41	428,063	384,536
2.50% 5/1/51	115,272	98,751
2.50% 8/1/51	44,635	37,751
2.50% 10/1/51	260,393	222,833
2.50% 12/1/51	93,307	80,148
2.50% 1/1/52	392,510	335,418
3.00% 3/1/35	107,322	103,310
3.00% 6/1/42	166,067	153,636
3.00% 8/1/48	54,954	49,648
3.00% 11/1/49	6,081	5,405
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
3.00% 1/1/50	24,642	$22,142
3.00% 8/1/51	60,696	54,041
3.50% 11/1/48	281,068	263,089
4.00% 10/1/47	64,340	61,652
4.00% 8/1/52	482,860	457,399
4.00% 9/1/52	306,578	290,317
4.50% 9/1/37	190,029	189,866
4.50% 8/1/48	137,066	135,529
4.50% 1/1/49	55,826	54,997
4.50% 3/1/49	18,863	18,594
4.50% 8/1/49	56,823	56,213
4.50% 9/1/52	212,033	207,427
4.50% 10/1/52	354,975	345,909
4.50% 11/1/52	90,295	87,980
5.00% 11/1/42	113,772	115,676
5.00% 7/1/52	260,253	261,823
5.00% 9/1/52	276,714	277,023
5.00% 11/1/52	35,418	35,332
5.00% 6/1/53	663,268	660,811
5.50% 9/1/41	27,594	28,746
5.50% 9/1/52	392,226	400,177
5.50% 11/1/52	106,856	108,871
5.50% 11/1/54	591,740	597,031
6.00% 1/1/53	63,462	65,837
Federal National Mortgage Association
2.00% 3/1/41	103,399	89,380
2.00% 6/1/50	744,024	606,398
2.00% 3/1/51	716,663	582,310
2.50% 7/1/36	231,301	218,092
2.50% 8/1/50	99,050	85,249
2.50% 1/1/51	115,637	98,433
2.50% 5/1/51	18,806	15,965
2.50% 7/1/51	24,698	21,084
2.50% 8/1/51	134,498	115,161
2.50% 12/1/51	145,668	123,264
2.50% 2/1/52	307,807	261,888
2.50% 4/1/52	116,170	98,832
3.00% 11/1/33	13,165	12,811
3.00% 7/1/47	378,752	341,345
3.00% 10/1/47	26,916	23,757
3.00% 2/1/48	247,550	224,486
3.00% 3/1/48	113,247	102,344
3.00% 11/1/48	27,280	24,654
3.00% 3/1/50	4,177	3,751
3.00% 7/1/50	82,924	74,654
3.00% 12/1/51	251,106	223,161
3.00% 2/1/52	111,733	99,296
3.00% 6/1/52	137,512	122,248
3.50% 7/1/47	71,451	67,434
3.50% 12/1/47	1,238,205	1,153,043
3.50% 9/1/52	401,194	371,900
4.00% 8/1/42	231,788	226,575
4.00% 9/1/42	217,058	212,176
4.00% 6/1/48	42,722	41,257
4.00% 5/1/51	187,699	179,758
4.00% 9/1/52	31,822	30,100
4.50% 7/1/40	5,967	5,896
LVIP Macquarie Wealth Builder Fund–4

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.50% 8/1/41	10,651	$10,661
4.50% 5/1/46	23,687	23,752
4.50% 4/1/48	22,080	22,180
4.50% 12/1/48	22,674	22,359
4.50% 1/1/49	37,130	36,600
4.50% 1/1/50	79,390	79,024
4.50% 4/1/50	26,073	25,733
4.50% 10/1/52	548,237	534,630
4.50% 2/1/53	391,488	381,408
5.00% 1/1/51	90,558	91,334
5.50% 5/1/44	194,339	202,222
5.50% 11/1/52	163,025	166,308
5.50% 7/1/53	227,375	229,615
5.50% 2/1/55	1,638,765	1,652,885
6.00% 1/1/42	37,760	39,790
6.00% 5/1/53	88,754	90,921
6.00% 6/1/53	138,909	142,490
6.00% 9/1/53	802,070	821,731
6.00% 4/1/55	777,919	795,012
Government National Mortgage Association
3.00% 3/15/50	14,482	12,817
3.00% 12/20/51	127,701	114,209
5.00% 9/20/52	62,768	62,813
5.50% 2/20/54	113,814	115,406
Total Agency Mortgage-Backed Securities (Cost $18,301,257)		17,912,476
CORPORATE BONDS–17.03%
Aerospace & Defense–0.31%
Boeing Co. 6.86% 5/1/54	210,000	239,547
Northrop Grumman Corp.
4.03% 10/15/47	100,000	81,479
4.75% 6/1/43	15,000	13,885
5.20% 6/1/54	55,000	52,367
		387,278
Agriculture–0.12%
Bunge Ltd. Finance Corp. 4.20% 9/17/29	145,000	144,502
		144,502
Apparel–0.12%
Gildan Activewear, Inc. 4.70% 10/7/30	145,000	144,781
		144,781
Auto Manufacturers–0.16%
General Motors Financial Co., Inc.
5.45% 9/6/34	60,000	60,357
5.60% 6/18/31	17,000	17,593
5.63% 4/4/32	115,000	118,693
		196,643
Banks–4.24%
μBank of America Corp.
5.16% 1/24/31	80,000	82,567
5.52% 10/25/35	161,000	164,912
5.82% 9/15/29	25,000	26,142
5.87% 9/15/34	25,000	26,788
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of America Corp. (continued)
6.20% 11/10/28	110,000	$114,631
6.25% 7/26/30	145,000	146,853
6.63% 5/1/30	40,000	41,619
μBank of New York Mellon Corp.
4.94% 2/11/31	65,000	66,764
5.80% 10/25/28	19,000	19,670
Citibank NA 5.57% 4/30/34	250,000	264,948
μCitigroup, Inc.
4.50% 9/11/31	85,000	85,046
6.02% 1/24/36	55,000	57,617
μFirst Citizens BancShares, Inc. 5.60% 9/5/35	16,000	15,958
μGoldman Sachs Group, Inc.
5.02% 10/23/35	65,000	65,432
5.22% 4/23/31	130,000	134,434
6.48% 10/24/29	55,000	58,530
μJPMorgan Chase & Co.
5.10% 4/22/31	110,000	113,643
5.14% 1/24/31	45,000	46,473
5.57% 4/22/28	45,000	45,983
5.57% 4/22/36	16,000	16,864
5.58% 7/23/36	55,000	57,017
6.25% 10/23/34	21,000	23,140
KeyBank NA 3.40% 5/20/26	250,000	248,622
μM&T Bank Corp. 5.18% 7/8/31	45,000	46,085
μMorgan Stanley
2.48% 9/16/36	172,000	149,404
5.19% 4/17/31	40,000	41,304
5.66% 4/17/36	70,000	73,854
5.83% 4/19/35	77,000	82,085
6.14% 10/16/26	210,000	210,134
6.30% 10/18/28	74,000	77,114
6.41% 11/1/29	52,000	55,269
μNatWest Group PLC 5.12% 5/23/31	600,000	615,232
μPNC Financial Services Group, Inc.
3.40% 9/15/26	65,000	63,000
4.90% 5/13/31	35,000	35,742
5.58% 1/29/36	40,000	41,736
5.68% 1/22/35	35,000	36,909
6.88% 10/20/34	155,000	175,608
μRegions Financial Corp. 5.50% 9/6/35	285,000	293,000
State Street Corp.
4.83% 4/24/30	35,000	35,931
4.99% 3/18/27	50,000	50,770
μ6.45% 9/15/30	60,000	61,906
μTruist Bank 4.63% 9/17/29	522,000	525,902
μU.S. Bancorp
2.49% 11/3/36	30,000	25,863
4.65% 2/1/29	35,000	35,387
5.05% 2/12/31	65,000	66,666
5.68% 1/23/35	35,000	36,851
5.73% 10/21/26	9,000	9,006
6.79% 10/26/27	20,000	20,536
μUBS Group AG 6.85% 9/10/29	200,000	206,237
LVIP Macquarie Wealth Builder Fund–5

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μWells Fargo & Co.
4.08% 9/15/29	45,000	$44,860
4.89% 9/15/36	115,000	114,770
5.15% 4/23/31	5,000	5,156
5.24% 1/24/31	50,000	51,730
5.61% 4/23/36	90,000	94,451
		5,306,151
Beverages–0.11%
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/49	140,000	141,550
		141,550
Biotechnology–0.29%
Amgen, Inc. 5.15% 3/2/28	245,000	250,719
Gilead Sciences, Inc. 4.80% 4/1/44	35,000	32,692
Royalty Pharma PLC 1.75% 9/2/27	90,000	85,991
		369,402
Chemicals–0.11%
Dow Chemical Co. 5.65% 3/15/36	140,000	140,697
		140,697
Commercial Services–0.06%
Quanta Services, Inc. 4.30% 8/9/28	80,000	80,377
		80,377
Computers–0.37%
Accenture Capital, Inc.
4.05% 10/4/29	130,000	129,876
4.25% 10/4/31	65,000	64,903
Leidos, Inc.
5.40% 3/15/32	145,000	150,638
5.50% 3/15/35	110,000	113,974
		459,391
Diversified Financial Services–1.59%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.45% 4/3/26	325,000	324,962
Air Lease Corp.
2.88% 1/15/26	410,000	408,188
4.63% 10/1/28	49,000	49,226
5.10% 3/1/29	36,000	36,551
Aviation Capital Group LLC
3.50% 11/1/27	165,000	162,046
4.80% 10/24/30	250,000	249,771
5.38% 7/15/29	45,000	46,093
Avolon Holdings Funding Ltd. 4.95% 1/15/28	35,000	35,351
Jefferies Financial Group, Inc.
2.63% 10/15/31	500,000	444,711
5.88% 7/21/28	15,000	15,617
6.45% 6/8/27	25,000	25,874
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Jefferies Financial Group, Inc. (continued)
6.50% 1/20/43	15,000	$16,101
TPG Operating Group II LP 5.38% 1/15/36	170,000	170,438
		1,984,929
Electric–1.54%
AEP Texas, Inc.
3.45% 1/15/50	20,000	13,863
5.40% 6/1/33	20,000	20,568
μAmerican Electric Power Co., Inc. 5.80% 3/15/56	50,000	49,825
Baltimore Gas & Electric Co. 4.55% 6/1/52	100,000	86,661
Berkshire Hathaway Energy Co. 2.85% 5/15/51	50,000	31,734
Black Hills Corp. 4.55% 1/31/31	45,000	44,998
Constellation Energy Generation LLC 5.75% 3/15/54	135,000	136,786
μDominion Energy, Inc.
6.20% 2/15/56	40,000	40,262
6.63% 5/15/55	35,000	36,222
7.00% 6/1/54	185,000	200,593
DTE Energy Co. 5.10% 3/1/29	45,000	46,109
Duke Energy Carolinas LLC 4.95% 1/15/33	110,000	113,091
Entergy Mississippi LLC 2.85% 6/1/28	165,000	160,154
Nevada Power Co. 3.13% 8/1/50	165,000	108,881
NRG Energy, Inc.
4.73% 10/15/30	70,000	69,978
5.41% 10/15/35	55,000	55,187
Oglethorpe Power Corp. 6.20% 12/1/53	210,000	221,036
Southwestern Electric Power Co. 4.10% 9/15/28	460,000	458,522
Vistra Operations Co. LLC 6.00% 4/15/34	20,000	21,086
WEC Energy Group, Inc. 1.80% 10/15/30	14,000	12,393
		1,927,949
Electronics–0.15%
Amphenol Corp. 2.20% 9/15/31	205,000	181,925
		181,925
Food–0.23%
JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
5.50% 1/15/36	60,000	61,273
6.25% 3/1/56	55,000	56,397
Mars, Inc.
5.20% 3/1/35	75,000	76,660
5.65% 5/1/45	50,000	50,721
LVIP Macquarie Wealth Builder Fund–6

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Sysco Corp. 5.10% 9/23/30	40,000	$41,240
		286,291
Health Care Products–0.05%
GE HealthCare Technologies, Inc.
4.80% 1/15/31	30,000	30,492
5.50% 6/15/35	30,000	31,098
		61,590
Health Care Services–0.21%
HCA, Inc.
5.45% 9/15/34	65,000	66,676
6.20% 3/1/55	190,000	196,134
		262,810
Insurance–1.07%
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	85,000	53,658
5.00% 9/12/32	150,000	154,385
Aon North America, Inc.
5.30% 3/1/31	20,000	20,831
5.75% 3/1/54	10,000	10,071
Athene Holding Ltd.
6.63% 5/19/55	55,000	58,858
μ6.88% 6/28/55	55,000	56,335
Chubb INA Holdings LLC 4.90% 8/15/35	50,000	50,297
Henneman Trust 6.58% 5/15/55	100,000	106,653
Marsh & McLennan Cos., Inc. 5.35% 11/15/44	265,000	262,773
New York Life Global Funding 5.45% 9/18/26	145,000	147,047
Pacific Life Insurance Co. 5.95% 9/15/55	60,000	62,002
Prudential Financial, Inc. 5.20% 3/14/35	145,000	149,048
μSumitomo Life Insurance Co. 5.88% 9/10/55	200,000	203,621
		1,335,579
Internet–0.29%
Amazon.com, Inc. 1.50% 6/3/30	375,000	336,019
Meta Platforms, Inc. 5.40% 8/15/54	30,000	29,640
		365,659
Investment Companies–0.62%
Apollo Debt Solutions BDC 6.70% 7/29/31	205,000	217,261
ARES Capital Corp.
5.10% 1/15/31	100,000	99,279
5.80% 3/8/32	102,000	103,899
Blackstone Private Credit Fund
5.05% 9/10/30	45,000	44,476
5.60% 11/22/29	120,000	122,106
6.00% 1/29/32	35,000	36,116
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Investment Companies (continued)
Blue Owl Credit Income Corp.
5.80% 3/15/30	71,000	$71,998
6.60% 9/15/29	50,000	52,128
HPS Corporate Lending Fund 5.95% 4/14/32	25,000	25,412
		772,675
Machinery Construction & Mining–0.10%
Caterpillar, Inc.
5.20% 5/15/35	70,000	72,423
5.50% 5/15/55	55,000	56,168
		128,591
Media–0.32%
Charter Communications Operating LLC/Charter Communications Operating Capital 6.70% 12/1/55	45,000	45,538
Time Warner Cable LLC
6.55% 5/1/37	170,000	176,844
7.30% 7/1/38	165,000	180,294
		402,676
Mining–0.13%
Freeport-McMoRan, Inc. 5.45% 3/15/43	175,000	168,557
		168,557
Miscellaneous Manufacturing–0.05%
Teledyne Technologies, Inc. 2.75% 4/1/31	65,000	59,707
		59,707
Office Business Equipment–0.15%
CDW LLC/CDW Finance Corp. 3.28% 12/1/28	195,000	188,360
		188,360
Oil & Gas–0.55%
BP Capital Markets America, Inc.
4.81% 2/13/33	55,000	55,647
5.23% 11/17/34	90,000	92,960
ConocoPhillips Co.
5.00% 1/15/35	225,000	227,936
5.50% 1/15/55	45,000	44,084
EOG Resources, Inc.
5.00% 7/15/32	108,000	110,505
5.95% 7/15/55	85,000	88,989
Woodside Finance Ltd. 5.70% 5/19/32	60,000	62,295
		682,416
Packaging & Containers–0.04%
Amcor Flexibles North America, Inc. 5.50% 3/17/35	45,000	46,337
		46,337
Pharmaceuticals–0.31%
AbbVie, Inc. 5.35% 3/15/44	25,000	25,080
LVIP Macquarie Wealth Builder Fund–7

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
CVS Health Corp.
5.00% 9/15/32	35,000	$35,428
5.45% 9/15/35	60,000	61,056
6.20% 9/15/55	55,000	56,608
Eli Lilly & Co.
5.10% 2/12/35	65,000	67,241
5.50% 2/12/55	145,000	148,107
		393,520
Pipelines–1.05%
Enbridge, Inc.
4.90% 6/20/30	35,000	35,792
5.25% 4/5/27	60,000	60,907
5.55% 6/20/35	55,000	56,720
μ5.75% 7/15/80	20,000	20,192
μ7.20% 6/27/54	200,000	212,086
Energy Transfer LP 6.25% 4/15/49	230,000	232,164
Enterprise Products Operating LLC
3.30% 2/15/53	5,000	3,404
4.60% 1/15/31	60,000	60,622
Kinder Morgan, Inc. 5.95% 8/1/54	60,000	60,426
ONEOK, Inc.
5.70% 11/1/54	95,000	89,687
6.10% 11/15/32	180,000	192,881
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	105,000	99,576
5.00% 1/15/28	185,000	185,207
		1,309,664
Private Equity–0.30%
Blackstone Reg Finance Co. LLC 5.00% 12/6/34	60,000	60,626
Brookfield Finance, Inc. 5.33% 1/15/36	145,000	145,766
KKR & Co., Inc. 5.10% 8/7/35	175,000	175,316
		381,708
Real Estate Investment Trusts–0.49%
Crown Castle, Inc. 1.05% 7/15/26	70,000	68,256
Extra Space Storage LP 5.40% 2/1/34	75,000	77,178
Simon Property Group LP
4.38% 10/1/30	125,000	125,286
5.13% 10/1/35	45,000	45,524
VICI Properties LP
4.95% 2/15/30	235,000	237,726
5.63% 4/1/35	30,000	30,717
VICI Properties LP/VICI Note Co., Inc. 4.63% 12/1/29	25,000	24,754
		609,441
Retail–0.09%
Home Depot, Inc.
4.88% 6/25/27	15,000	15,248
4.95% 6/25/34	45,000	46,079
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Lowe's Cos., Inc. 4.25% 3/15/31	55,000	$54,644
		115,971
Semiconductors–0.53%
Broadcom, Inc.
3.19% 11/15/36	125,000	106,672
4.20% 10/15/30	60,000	59,898
4.90% 7/15/32	35,000	35,805
5.05% 7/12/29	165,000	169,964
5.20% 7/15/35	35,000	36,071
Entegris, Inc. 4.75% 4/15/29	40,000	39,657
Foundry JV Holdco LLC 6.10% 1/25/36	200,000	212,480
		660,547
Software–0.34%
Oracle Corp.
4.70% 9/27/34	65,000	63,478
5.20% 9/26/35	80,000	80,440
5.88% 9/26/45	50,000	50,136
5.95% 9/26/55	60,000	59,815
6.00% 8/3/55	25,000	25,098
Workday, Inc. 3.80% 4/1/32	150,000	143,231
		422,198
Telecommunications–0.77%
AT&T, Inc.
3.50% 9/15/53	175,000	121,048
5.38% 8/15/35	30,000	30,898
5.55% 11/1/45	45,000	44,553
5.70% 11/1/54	45,000	44,476
6.05% 8/15/56	30,000	31,096
6.30% 1/15/38	35,000	38,091
Rogers Communications, Inc. 5.30% 2/15/34	205,000	207,970
Softbank Corp. 4.70% 7/9/30	200,000	201,526
T-Mobile USA, Inc.
5.13% 5/15/32	25,000	25,729
5.88% 11/15/55	50,000	51,073
Verizon Communications, Inc.
2.88% 11/20/50	35,000	22,339
5.25% 4/2/35	145,000	147,452
		966,251
Transportation–0.17%
Burlington Northern Santa Fe LLC 5.80% 3/15/56	60,000	62,779
Union Pacific Corp.
5.10% 2/20/35	60,000	61,687
5.60% 12/1/54	85,000	86,319
		210,785
Total Corporate Bonds (Cost $21,290,790)		21,296,908
LVIP Macquarie Wealth Builder Fund–8

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES–2.73%
•AIMCO CLO 17 Ltd. Series 2022-17A Class CR 6.23% (3 mo. USD Term SOFR + 1.90%) 7/20/37	250,000	$250,610
•Ballyrock CLO 27 Ltd.
Series 2024-27A Class A1A 5.67% (3 mo. USD Term SOFR + 1.35%) 10/25/37	300,000	300,842
Series 2024-27A Class B 6.22% (3 mo. USD Term SOFR + 1.90%) 10/25/37	150,000	150,264
Diamond Infrastructure Funding LLC Series 2021-1A Class A 1.76% 4/15/49	215,000	206,197
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I 2.66% 4/25/51	340,375	321,776
Ford Credit Auto Owner Trust Series 2023-C Class A3 5.53% 9/15/28	534,386	540,057
GM Financial Automobile Leasing Trust Series 2024-1 Class A3 5.09% 3/22/27	497,214	498,808
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1 5.34% 6/15/28	170,000	171,457
•Man GLG U.S. CLO Series 2018-1A Class A1R 5.73% (3 mo. USD Term SOFR + 1.40%) 4/22/30	9,604	9,605
PFS Financing Corp. Series 2024-B Class A 4.95% 2/15/29	600,000	607,066
•TCW CLO Ltd. Series 2024-2A Class C 6.47% (3 mo. USD Term SOFR + 2.15%) 7/17/37	250,000	251,252
Toyota Auto Loan Extended Note Trust Series 2022-1A Class A 3.82% 4/25/35	100,000	99,737
Total Non-Agency Asset-Backed Securities (Cost $3,422,558)		3,407,671
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–0.18%
•GS Mortgage-Backed Securities Trust Series 2021-PJ7 Class A2 2.50% 1/25/52	75,558	62,631
•JP Morgan Mortgage Trust
Series 2014-2 Class B2 3.38% 6/25/29	31,567	30,638
Series 2021-10 Class A3 2.50% 12/25/51	75,473	62,560
•Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 Class A3 2.50% 7/25/51	72,966	60,482
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Sequoia Mortgage Trust Series 2015-1 Class B2 3.94% 1/25/45	3,026	$2,947
Total Non-Agency Collateralized Mortgage Obligations (Cost $262,375)		219,258
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–3.73%
•1301 Trust Series 2025-1301 Class A 5.23% 8/11/42	305,000	309,118
Bank
Series 2017-BNK5 Class A5 3.39% 6/15/60	70,000	68,956
•Series 2017-BNK5 Class B 3.90% 6/15/60	50,000	48,231
Series 2019-BN20 Class A3 3.01% 9/15/62	395,000	370,007
Series 2019-BN21 Class A5 2.85% 10/17/52	225,000	211,179
Series 2020-BN25 Class A5 2.65% 1/15/63	500,000	460,957
Benchmark Mortgage Trust
•Series 2019-B10 Class B 4.18% 3/15/62	225,000	205,305
Series 2020-B20 Class A5 2.03% 10/15/53	50,000	43,958
Series 2021-B24 Class A5 2.58% 3/15/54	47,000	41,914
•Series 2022-B32 Class B 3.20% 1/15/55	250,000	208,843
Series 2022-B33 Class A5 3.46% 3/15/55	275,000	254,260
•Series 2022-B34 Class A5 3.79% 4/15/55	35,000	32,590
•Series 2022-B35 Class A5 4.59% 5/15/55	125,000	122,216
•Series 2022-B36 Class A5 4.47% 7/15/55	25,000	24,520
Cantor Commercial Real Estate Lending Series 2019-CF1 Class A5 3.79% 5/15/52	155,000	151,317
CD Mortgage Trust
Series 2016-CD2 Class A3 3.25% 11/10/49	56,780	56,216
Series 2019-CD8 Class A4 2.91% 8/15/57	400,000	369,897
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3 3.84% 12/10/54	95,000	93,958
Citigroup Commercial Mortgage Trust
Series 2016-P3 Class A4 3.33% 4/15/49	145,000	143,695
Series 2020-555 Class A 2.65% 12/10/41	100,000	90,363
LVIP Macquarie Wealth Builder Fund–9

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
COMM Mortgage Trust Series 2016-CR28 Class A4 3.76% 2/10/49	44,523	$44,445
DB-JPM Mortgage Trust Series 2016-C1 Class A4 3.28% 5/10/49	75,000	74,418
Grace Trust Series 2020-GRCE Class A 2.35% 12/10/40	600,000	532,479
GS Mortgage Securities Trust
Series 2017-GS5 Class A4 3.67% 3/10/50	65,000	64,194
Series 2019-GC39 Class A4 3.57% 5/10/52	20,000	18,805
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-JP1 Class A5 3.91% 1/15/49	26,833	26,675
Series 2016-JP2 Class AS 3.06% 8/15/49	60,000	57,533
JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 Class A4 3.77% 12/15/48	115,419	115,129
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 Class A4 3.14% 6/15/49	75,000	72,757
Series 2017-C7 Class A5 3.41% 10/15/50	195,000	190,440
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26 Class A5 3.53% 10/15/48	7,501	7,461
Morgan Stanley Capital I Trust Series 2019-L3 Class A4 3.13% 11/15/52	100,000	94,320
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 Class A3 2.65% 8/15/49	60,000	59,053
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $4,932,723)		4,665,209
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–4.97%
U.S. Treasury Bonds
2.25% 8/15/46	1,485,000	$990,773
5.00% 5/15/45	230,000	238,841
U.S. Treasury Inflation Indexed Notes 2.13% 1/15/35	3,326,667	3,424,625
U.S. Treasury Notes 3.63% 8/15/28	1,300,000	1,300,000
^U.S. Treasury STRIPS Principal 0.00% 5/15/44	635,000	260,650
Total U.S. Treasury Obligations (Cost $6,548,831)		6,214,889

	Number of Shares
EXCHANGE-TRADED FUND–0.78%
Vanguard S&P 500 ETF	1,579	966,948
Total Exchange-Traded Fund (Cost $791,399)		966,948
MONEY MARKET FUND–0.31%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	391,223	391,223
Total Money Market Fund (Cost $391,223)		391,223

	Principal Amount°
SHORT-TERM INVESTMENTS—2.44%
DISCOUNTED COMMERCIAL PAPER–2.44%
≠Kinder Morgan, Inc. 4.33% 10/1/25	1,500,000	1,500,000
≠Wisconsin Gas LLC 4.22% 10/1/25	1,550,000	1,550,000
		3,050,000
Total Short-Term Investments (Cost $3,050,000)		3,050,000

TOTAL INVESTMENTS–99.83% (Cost $102,825,064)	124,800,636
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	215,748
NET ASSETS APPLICABLE TO 9,898,442 SHARES OUTSTANDING–100.00%	$125,016,384

†Non-income producing.
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

LVIP Macquarie Wealth Builder Fund–10

LVIP Macquarie Wealth Builder Fund
Schedule of Investments (continued)
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
^Zero coupon security.
≠The rate shown is the effective yield at the time of purchase.

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
15	CBOT 10 Year U.S. Treasury Notes Futures	$1,687,500	$1,680,034	12/19/25	$7,466	$—
11	CBOT 5 Year U.S. Treasury Notes Futures	1,201,148	1,209,346	12/31/25	—	(8,198)
20	CBOT U.S. Long Bond Futures	2,331,875	2,358,703	12/19/25	—	(26,828)
(17)	Ultra 10 Year U.S. Treasury Notes Futures	(1,956,328)	(1,968,102)	12/19/25	11,774	—
5	Ultra U.S. Treasury Bond Futures	600,313	583,717	12/19/25	16,596	—
Total Futures Contracts					$35,836	$(35,026)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2025.

Summary of Abbreviations:
CBOT–Chicago Board of Trade
CLO–Collateralized Loan Obligation
DB-JPM–Deutsche Bank JPMorgan
ETF–Exchange-Traded Fund
FREMF–Freddie Mac Multifamily
GS–Goldman Sachs
IT–Information Technology
JPM-BB–JPMorgan Barclays Bank
JPM-DB–JPMorgan Deutsche Bank
REMIC–Real Estate Mortgage Investment Conduits
S&P–Standard & Poor’s
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
LVIP Macquarie Wealth Builder Fund–11